Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2013	December 31, 2012
Software development
Opening balance	$73	$92
Additions	43	—
Depreciation	(21)	(19)

Closing balance	$95	$73